Investments in Associates and Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summarized Financial Information on the Bank's Investment
The following table presents the summarized financial information on the Bank’s investment in the associate:

Summarized statement of financial position	12/31/2021	12/31/2020
Total assets	88,898	88,980
Total liabilities	12,608	18,332
Shareholders’ equity	76,290	70,648

Proportional Bank’s interest	5%	5%

Investment carrying amount	3,815	3,532

The following table presents the summarized financial information on the Bank’s interest in the associate:

Summarized statement of financial position	12/31/2021	12/31/2020
Total assets	1,863,801	996,013
Total liabilities	157,398	132,254
Shareholders’ equity	1,706,403	863,759

Proportional Bank’s interest	10.0197%	9.9545%

Investment carrying amount	170,976	85,983

Summarized Financial Information on the Bank's Investment
The following table presents the summarized financial information on the Bank’s investment in the UTE:

Summarized statement of financial position	12/31/2021	12/31/2020
Total assets	709,112	584,938
Total liabilities	164,799	148,522
Shareholders’ equity	544,313	436,416

Proportional Bank’s interest	50%	50%

Investment carrying amount	272,157	218,208

The following table presents the summarized financial information on the Bank in this company, which as explained in note 3, section 3.5 “Investment in associates and joint arrangements”, is measured at equity method plus goodwill:

Summarized statement of financial position	12/31/2021
Total assets	38,887
Total liabilities	4,090
Shareholders’ equity	34,797

Proportional Bank’s interest	50%

% on Equity	17,399

Goodwill	25,157

Investment carrying amount	42,556